Employee Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Annual Incentive Plan (AIP) [Member]
Schedule of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	$ 68.3	$ 65.7	$ 68.3
EICP Accrued liabilities	68.5	69.9
2005 Long-Term Incentive Plan (LTIP) [Member]
Schedule of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	4.9	4.3	$ 2.3
EICP Accrued liabilities	$ 10.2	$ 8.8
ECIP Duration of performance prior to performance measurement	3 years